Average Annual Total Returns - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio	Apr. 29, 2023
VIP Growth Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(24.52%)
Past 5 years	12.31%
Past 10 years	14.69%
VIP Growth Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(24.64%)
Past 5 years	12.14%
Past 10 years	14.52%
VIP Growth Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(24.46%)
Past 5 years	12.42%
Past 10 years	14.81%
RS007
Average Annual Return:
Past 1 year	(28.97%)
Past 5 years	10.45%
Past 10 years	13.75%